Other Matters - Sawtooth Joint Venture (Details) $ in Thousands		12 Months Ended			36 Months Ended
	Mar. 30, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 30, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of business		$ 335,809	$ 329,780	$ 134,370
Sawtooth
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Noncontrolling interest, ownership interest percentage	28.50%
Proceeds from sale of business	$ 37,600
Intangible asset additions	$ 21,600
Parent, ownership interest percentage	71.50%
Subsequent Event | Sawtooth
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Time period to acquire additional ownership interest					2
Additional proceeds to acquire remaining interest					$ 182,400